Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan. 15, 2016
Supplement [Text Block]	bscfi_SupplementTextBlock

SANFORD C. BERNSTEIN FUND, INC.

AB Intermediate Municipal Portfolios

-AB Intermediate California Municipal Portfolio

(the “Portfolio”)

Supplement dated October 4, 2016 to the Prospectus, Summary Prospectus and Statement of Additional Information, each dated January 15, 2016, as supplemented to date, of the Portfolio, offering Class A, Class B, Class C and Advisor Class shares of the Portfolio.

*        *        *         *        *

Effective immediately, Class B shares of the Portfolio are no longer offered. All references to Class B shares in the Portfolio’s Prospectus, Summary Prospectus and SAI are hereby removed.

*        *        *          *        *

California Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bscfi_SupplementTextBlock

SANFORD C. BERNSTEIN FUND, INC.

AB Intermediate Municipal Portfolios

-AB Intermediate California Municipal Portfolio

(the “Portfolio”)

Supplement dated October 4, 2016 to the Prospectus, Summary Prospectus and Statement of Additional Information, each dated January 15, 2016, as supplemented to date, of the Portfolio, offering Class A, Class B, Class C and Advisor Class shares of the Portfolio.

*        *        *         *        *

Effective immediately, Class B shares of the Portfolio are no longer offered. All references to Class B shares in the Portfolio’s Prospectus, Summary Prospectus and SAI are hereby removed.

*        *        *          *        *